Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment
					Based On:
	Summary	Compensation	Average Summary	Average Compensation	Total
	Compensation Table	Actually	Compensation Table Total	Actually Paid to	Shareholder	Net
Year	Total for PEO (1)	Paid to PEO (2)	for Non-PEO NEO (1)	Non-PEO NEO (2)	Return	Income/(Loss) (3)
2022	$1,333,423	$2,190,786	$796,066	$820,990	$113	$(29,019,532)
2021	1,790,548	1,153,255	702,120	539,686	85	(20,022,520)

PEO Total Compensation Amount	$ 1,333,423	$ 1,790,548
PEO Actually Paid Compensation Amount	2,190,786	1,153,255
Non-PEO NEO Average Total Compensation Amount	796,066	702,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 820,990	539,686
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

The SEC’s rules require that TSR be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between (1) compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the two fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The SEC’s rules require that net loss be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and net loss attributable to the Company over the two fiscal years ending December 31, 2022, as reported in the Company consolidated financial statements.

Total Shareholder Return Amount	$ 113	85
Net Income (Loss)	$ (29,019,532)	$ (20,022,520)